Income taxes (Schedule of Unrecognized Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Opening balance	$ 2,711	$ 1,433
Decrease related to previous years tax positions	0	0
Increase related to previous years tax positions	203	251
Increase related to current year tax positions	2,617	1,027
Closing balance	$ 5,531	$ 2,711